Segmented information	6 Months Ended
Jun. 30, 2019
Segmented Information [Abstract]
Segmented information

15.           Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom build vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three months ended June 30, 2019		Three months ended June 30, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$159,862	$-	$279,366
Gross profit (loss)	-	(6,790)	-	86,715
Operating expenses	4,851,399	79,741	4,543,843	100,070
Other items	(8,211,894)	(436)	(1,949,011)	8,028
Current income tax	2,140	-	-	-
Deferred income tax recovery	-	(6,419)	-	-
Comprehensive loss (income)	(3,378,685)	79,676	2,594,832	21,383

	Six months ended June 30, 2019		Six months ended June 30, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$261,266	$-	$445,499
Gross profit (loss)	-	(1,538)	-	150,180
Operating expenses	11,010,624	192,261	8,128,254	171,946
Other items	6,188,326	2,789	(3,145,750)	15,919
Current income tax	2,140	-	-	-
Deferred income tax recovery	-	(49,175)	-	-
Comprehensive loss	17,176,503	147,413	4,982,504	67,685

	June 30, 2019		December 31, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$833,342	$229,577	$189,182	$231,555
Plant and equipment	7,704,451	435,952	5,299,857	23,909